Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Defiance Daily Target 2X Long GOLD ETF (GOLX)

listed on The Nasdaq Stock Market, LLC

March 3, 2025

Supplement to the Prospectus and

Statement of Additional Information (SAI)

dated January 14, 2025

Effective immediately, all references to the Fund’s ticker symbol in the Prospectus and SAI are hereby amended and restated to reflect the Fund’s new ticker symbol, GOLX.

Please retain this Supplement for future reference.